Related Party Transactions - Narrative (Q2) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2017
Related Party Transaction [Line Items]
Insurance pool, loss limit		$ 2,500,000		$ 2,500,000
General liability pool, deductible amount per incident						$ 25,000
Catastrophic insurance, losses in excess of insurance pool, limit	$ 250,000,000	250,000,000		250,000,000
General liability insured and dedicated limit per occurrence		1,000,000
General liability pool claim amount limit		2,000,000
General liability loss per occurrence excess liability program		50,000,000
General liability insurance, loss covered in excess of insurance pool, limit		51,000,000		76,000,000
Directors and officers insurance
Related Party Transaction [Line Items]
Insurance coverage limit		100,000,000		100,000,000
Minimum
Related Party Transaction [Line Items]
Catastrophic insurance, deductible amount per incident	25,000	25,000		25,000
Maximum
Related Party Transaction [Line Items]
Catastrophic insurance, deductible amount per incident	$ 100,000	$ 100,000		$ 100,000
Advisor
Related Party Transaction [Line Items]
Term of Advisory Agreement		1 year		1 year
Advisory Agreement, renewal period		1 year		1 year
Acquisition fee (as percent)		2.00%		2.00%
Monthly asset management fee (as percent)		0.083%
Disposition fee as a percentage of the aggregate brokerage commission paid		50.00%		50.00%
Disposition fee (as percent)		2.00%		2.00%
Debt financing fee (as percent)		0.50%		0.50%
Manager
Related Party Transaction [Line Items]
Property management fee (as percent)		4.50%		4.50%
Construction management fee (as percent)		5.00%		5.00%
Debt servicing fee (as percent)		2.75%		2.75%
Debt servicing fee		$ 0	$ 0	$ 0	$ 0